Income Taxes - Additional Information (Detail) $ in Millions	9 Months Ended
Jul. 31, 2026 CAD ($)
Disclosure Of Income Taxes [Line Items]
Foreign exchange loss	$ 250
2020 Taxation Year [Member]
Disclosure Of Income Taxes [Line Items]
Additional income tax by denying the tax deductibility	1,918
2021 Taxation Year [Member]
Disclosure Of Income Taxes [Line Items]
Additional income tax by denying the tax deductibility	$ 80